AUTOMOBILE LOANS (Details 1) - Automobiles Loan [Member]	Dec. 31, 2015 USD ($)
Schedule Of Automobile Loans [Line Items]
2016	$ 19,231
2017	14,401
2018	11,944
2019	9,056
2020	1,463
Total	$ 56,095